Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	The files have been amended to account for the updated financial statements and footnotes included in the S-4 Registration Statement.
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Entity Registrant Name	Elanco Animal Health Inc.
Entity Central Index Key	0001739104
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	false